Provisions (Details Narrative) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
DisclosureOfProvisionsLineItems [Line Items]
Additional provisions, other provisions	$ 1,006	$ 1,054	$ 1,230
Onerous Contracts Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Pre-tax discount rate applied to provisions calculations	11.40%	10.25%	11.40%
Additional provisions, other provisions	$ 508
Make Good Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Pre-tax discount rate applied to provisions calculations	2.00%	2.00%	2.00%
Additional provisions, other provisions	$ 353	$ 717	$ 595